SHARE-BASED COMPENSATION- Assumptions Used to Value the Company's Options Grants (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Exercise price (USD)	$ 0.0925
Risk-free interest rate Minimum	0.24%
Risk-free interest rate Maximum	0.33%
Expected term (in years)	6 years
Expected dividend yield	0.00%
Expected volatility Minimum	52.96%
Expected volatility Maximum	55.13%
Expected forfeiture rate (post-vesting)	5.00%
Fair value of the underlying shares on the date of options grants (US$)	$ 0.23
Fair value of share option (US$)	$ 0.15
Maximum [Member]
Exercise multiple	2.8
Minimum [Member]
Exercise multiple	2.2